Finance debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	$ 28,801	$ 29,954
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,578
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,322	$ 3,576
Not later than one year [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	653
Not later than one year [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	51
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 40
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.50%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.80%	6.70%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.90%
Not later than one year [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Not later than one year [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,773
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	118
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	51
Not later than one year [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	40
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	805
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,509
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,066	$ 3,943
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	257
Later than one year and not later than two years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 300
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.50%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.80%	6.50%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,915
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	145
Later than one year and not later than two years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	300
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	594
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	112
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,460
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,551	$ 3,079
Later than two years and not later than three years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 503
Later than two years and not later than three years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 588
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%	6.10%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.70%
Later than two years and not later than three years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than two years and not later than three years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,119
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	145
Later than two years and not later than three years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	588
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	341
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	358
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,398
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,547	$ 2,523
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 149
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.80%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%	6.20%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	7.20%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than three years and not later than four years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,716
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	40
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	682
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	109
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,529
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,816	$ 2,892
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	151
Later than four years and not later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 136
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.40%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.90%	6.00%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	7.40%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than four years and not later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 524
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	40
Later than four years and not later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	136
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,005
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	111
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	9,056
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	14,499	$ 13,941
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,076
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	472
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 895
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%	6.60%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 428
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,557
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	472
Later than five years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	895
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,628
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	1,519
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	20,530
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	28,801	$ 29,954
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,789
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	959
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,523
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.40%	6.50%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.40%
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 3,045
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	959
Total [Member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,523
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	12,055
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,744
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	20,661
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	29,329	$ 29,853
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	6,206
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	970
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,492
Up To One Year [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,475
Up To One Year [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 535